Financial Instruments And Risk Management (Maturities Of Available-For-Sale Debt Securities At Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Mature within one year	$ 4,555
Mature in one to five years	8,288
Mature in five years and later	9,983
Available-for-sale securities, debt securities	$ 22,826